Fair Value Measurement (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Fair Value Measurement [Abstract]
Schedule of Fair Value Financial Liabilities on a Recurring Basis

The following table sets forth, by level, within the fair value hierarchy, the financial liabilities carried at fair value on a recurring basis:

	Fair value measurements as of
	March 31, 2026
	Level 1	Level 2	Level 3	Total
Warrant liability	$—	$—	$99	$99
Derivative liability	—	—	132	132
Total	$—	$—	$231	$231

	Fair value measurements as of
	December 31, 2025
	Level 1	Level 2	Level 3	Total
SAFE liability	$—	$—	$4,086	$4,086
Warrant liability	—	—	171	171
Derivative liability	—	—	111	111
Total	$—	$—	$4,368	$4,368

The following table sets forth, by level, within the fair value hierarchy, the financial liabilities carried at fair value on a recurring basis:

	Fair value measurements as of
	December 31, 2025
	Level 1	Level 2	Level 3	Total
SAFE liability	$—	$—	$4,086	$4,086
Warrant liability	—	—	171	171
Derivative liability	—	—	111	111
Total	$—	$—	$4,368	$4,368
	Fair value measurements as of
	December 31, 2024
	Level 1	Level 2	Level 3	Total
SAFE liability	$—	$—	$45,362	$45,362
Warrant liability	—	—	309	309
Derivative liability	—	—	44	44
Total	$—	$—	$45,715	$45,715

Schedule of Aggregate Fair Value of Financial Liabilities

The following table presents a roll-forward of the aggregate fair values of the Company’s Level 3 financial liabilities for the three months ended March 31, 2026 and 2025:

	SAFE liability	Warrant liability	Derivative liability
Balance as of December 31, 2025	$4,086	$171	$111
Issuances	2,448	—	—
Change in fair value	134	(72)	21
Settlement	(6,668)	—	—
Balance as of March 31, 2026	$—	$99	$132

The following table presents a roll-forward of the aggregate fair values of the Company’s Level 3 financial liabilities for the years ended December 31, 2025 and 2024:

	SAFE liability	Warrant liability	Derivative liability
Balance as of December 31, 2023	$19,736	$248	$—
Issuances	16,250	—	75
Change in fair value	9,376	61	(31)
Balance as of December 31, 2024	45,362	309	44
Issuances	9,114	—	2,916
Change in fair value	328	12	(2,842)
Settlement	(50,718)	(150)	(7)
Balance as of December 31, 2025	$4,086	$171	$111

Schedule of Fair Value Valuation Assumptions

The following assumptions were used in the valuation of preferred stock warrant liability as of March 31, 2026 and December 31, 2025:

	March 31, 2026	December 31, 2025
Volatility	58%	84%
Dividend Yield	—	—
Contractual life (in years)	6.9	7.2
Risk free rate	4.3%	3.9%
	March 31, 2026	December 31, 2025
Risk free rate	3.7%	3.6%
Volatility	51.2%	43.5%
Expected term (in years)	0.25	0.33
Key valuation input includes as of December 31, 2025 and 2024:

The Company determined the fair value of the underlying SAFEs as of December 31, 2025 and 2024 based on independent third-party valuations using the following key inputs:

	2025	2024
Risk free rate	3.6%	4.3% - 4.4%
Expected Term (in years)	0.33	0.25
Volatility	43.5%	73.8%

The following assumptions were used in the valuation as of December 31, 2025 and 2024:

	2025	2024
Volatility	84%	60%
Dividend Yield	—	—
Contractual life (in years)	7.2	8.2
Risk free rate	3.9%	4.5%

	2025	2024
Risk free rate	3.6%	4.1%
Volatility	43.5%	71.7%
Expected term (in years)	0.33	1.56